Redeemable Convertible Preferred Shares and Shareholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Redeemable Convertible Preferred Shares and Shareholders' Equity [Abstract]
REDEEMABLE CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS’ EQUITY

NOTE 5 - REDEEMABLE CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS’ EQUITY:

a.	As of June 30, 2024 and December 31, 2023, the share capital is composed of 0.01 NIS par value shares, as follows:

	June 30, 2024
	Authorized	Issued and paid	Carrying Value	Liquidation Preference
Ordinary Shares	3,275,000	250,492	$4,685
Preferred A Shares	510,000	388,088	$7,307	$8,162
Preferred A-1 Shares	120,000	91,216	$2,392	$2,443
Preferred A-2 Shares	200,000	45,458	$2,264	$2,763
Preferred A-3 Shares	80,000	63,331	$2,683	$2,887
Preferred A-4 Shares	815,000	21,717	$411	$1,076

	December 31, 2023
	Authorized	Issued and paid	Carrying Value	Liquidation Preference
Ordinary Shares	3,275,000	219,354	$4,685
Preferred A Shares	510,000	388,088	$7,307	$8,162
Preferred A-1 Shares	120,000	91,216	$2,392	$2,443
Preferred A-2 Shares	200,000	45,458	$2,264	$2,763
Preferred A-3 Shares	80,000	63,331	$2,683	$2,887
Preferred A-4 Shares	815,000	21,717	$411	$1,076

NOTE 9 — REDEEMABLE CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS’ EQUITY:

a.	As of December 31, 2023 and 2022, the share capital is composed of 0.01 NIS par value shares, as follows:

	December 31, 2023
	Authorized	Issued and paid	Carrying Value	Liquidation Preference
Ordinary Shares	3,275,000	219,354	$4,685
Preferred A Shares	510,000	388,088	$7,307	$8,162
Preferred A-1 Shares	120,000	91,216	$2,392	$2,443
Preferred A-2 Shares	200,000	45,458	$2,264	$2,763
Preferred A-3 Shares	80,000	63,331	$2,683	$2,887
Preferred A-4 Shares	815,000	21,717	$411	$1,076

	December 31, 2022
	Authorized	Issued and paid	Carrying Value	Liquidation Preference
Ordinary Shares	4,090,000	219,354	$4,685
Preferred A Shares	510,000	388,088	$7,307	$8,162
Preferred A-1 Shares	120,000	91,216	$2,392	$2,443
Preferred A-2 Shares	200,000	45,458	$2,264	$2,763
Preferred A-3 Shares	80,000	63,331	$2,683	$2,887

b.	Issuance of shares:

1)	On January 14, 2022, the Company signed an agreement to issue shares in consideration for an investment in the amount of $2,763. In return for this investment, the Company issued 45,458 Series A-2 Preferred Shares with a par value of NIS 0.01. Issuance expenses amounted to $14.

Following this investment, the Company converted the SAFE in the total amount of $3,204 into 63,331 Series A-3 Preferred Shares.

In addition, the Company issued 92,953 warrants for Series A-2 Preferred Shares NIS 0.01 par value per share, including 47,495 warrants issued as part of the converted SAFE (see Note 8(a)), each exercisable at a price of $60.78 per share.

2)	On May 30, 2023, the Company entered into an agreement to receive an investment in a total amount of $538. In exchange for this investment, the Company issued 21,717 Series A-4 Preferred Shares with a par value of NIS 0.01. Issuance expenses amounted to $16.

Additionally, the Company issued 21,717 warrants for Series A-4 Preferred Shares, each with a par value of NIS 0.01, exercisable at a price of $24.769 per share.

In addition, on May 30, 2023, the Subsidiary made an investment totaling $3 million in the Company. This investment resulted in the acquisition by the Subsidiary of 121,119 Series A-4 Preferred Shares and 121,119 warrants convertible into series A-4 Preferred Shares. Each warrant is exercisable into one series A-4 Preferred Share at an exercise price of $24.769 per share. As the acquisition was eliminated in consolidation, it had no impact on the consolidated financial statement.

c.	Shareholders rights:

1)	The Ordinary shares confer upon their holders the right to participate and vote in general shareholders meetings of the Company and to share in the distribution of dividends, if any declared by the Company.

The Series A Preferred Shares, Series A-1 Preferred Shares, Series A-2 Preferred Shares, Series A-3 Preferred Shares and Series A-4 Preferred Shares (collectively, the “Preferred A Shares”) confer upon their holders all of the rights conferred upon the holders of Ordinary Shares in the Company, as well as the following rights:

a)	Distribution Preference

First, the holders of Series A-4 Preferred Shares shall be entitled to receive, prior and in preference to any holders of Series A-3 Preferred Shares, Series A-2 Preferred Shares, Series A-1 Preferred Shares, Series A Preferred Shares, Ordinary Shares or any other equity securities of the Company, for each outstanding Series A-4 Preferred Share held by them, an amount equal to (i) 200% of the Original Issue Price per each Series A-4 Preferred Share (in cash, cash equivalents or, if applicable, securities) plus (ii) declared and unpaid dividend in respect of such share (the “Series A-4 Preference Amount”).

In the event that the distributable proceeds are insufficient for the distribution of the Series A-4 Preference Amount in full to all holders of Series A-4 Preferred Shares, then the Distributable Proceeds shall be distributed pari passu among such holders of Series A-4 Preferred Shares in proportion to the respective full Series A-4 Preference Amount such holders would otherwise be entitled to receive.

Second, the holders of Series A Preferred Shares, Series A-1 Preferred Shares, Series A-2 Preferred Shares and Series A-3 Preferred Shares, shall be entitled to receive, prior and in preference to any holders of Ordinary Shares, for each outstanding Preferred A Share held by them, an amount equal to: (a) Series A and Series A-1 Shares — the issue price paid for such share; (b) Series A-2 preferred share — US$ 60.783 per each Series A-2 share, and (c) Series A-3 Preferred Shares — US$45.587 per each Preferred A-3 share; plus any declared and unpaid dividend in respect of such share (the “Series A, A-1, A-2 and A-3 Preference Amount”, and together with the Series A-4 Preference Amount, the “Preference Amounts”).

In the event that the distributable proceeds are insufficient for the distribution of the Series A, A-1, A-2 and A-3 Preference Amount in full to all holders of Preferred A Shares, then the Distributable Proceeds shall be distributed pari passu among such holders of Series A Preferred Shares, Series A-1 Preferred Shares, Series A-2 Preferred Shares and Series A-3 Preferred Shares in proportion to the respective full Series A, A-1, A-2 and A-3 Preference Amount such holders would otherwise be entitled to receive.

Third, following the distribution of the Preference Amounts, any remaining distributable proceeds shall be distributed pro rata among all the holders of Ordinary Shares and Preferred A Shares, based on their respective holdings of outstanding shares of the Company, on a pari passu and as converted basis.

b)	Liquidation Preference:

If the Company is liquidated, dissolved or wound up (including, without limitation, upon appointment of a receiver or liquidator to all or substantially all of the Company’s assets, whether voluntary or involuntary), then all the assets and funds of the Company available for distribution shall first be distributed in accordance with the Preference Amounts, and thereafter among all shareholders of the Company pro rata based on the number of Ordinary Shares and Series A Preferred Shares held by each, on an as-converted basis.

For the purpose of this clause, a liquidation event also includes (a) a merger of the Company into another corporation(s) in which the holders of the Company’s shares do not, immediately after such merger, represent a majority of the voting power of the surviving corporation (other than a merger with a company in which the shareholders of the Company receive stock of the surviving company which is publicly traded at the time of such merger); (b) a sale of all or substantially all of the assets of the Company to entities not controlled by the Company’s existing shareholders; and (c) a grant of an exclusive, irrevocable licensing of all or substantially all of the Company’s intellectual property to a third party.

c)	Dividend Preference:

In the event that the Company distributes a dividend in respect of its shares, the holders of Preferred A Shares shall be entitled to receive the Preference Amounts prior to and in preference to the distribution of dividends to all shareholders of the Company.

d)	Conversion Rights:

Each Preferred A Share is convertible into Ordinary Shares. Their number is determined by multiplying such Preferred A Share by a quotient equal to (a) the applicable Original Issue Price for such share divided by (b) the Conversion Price (as defined below) at the time in effect for such share. The Preferred A Shares are convertible without payment of additional consideration by the holder thereof, upon each of the following events: (i) at the option of the holder thereof, at any time and from time to time; (ii) upon the consent of, or conversion by, the holders of a majority of the Preferred A Shares; or (iii) immediately before the consummation of an initial public offering of the Company’s securities.

The initial conversion price per each Preferred A Share is the applicable Original Issue Price for such share (the “Conversion Price”). The Conversion Price per each Preferred A Share shall be adjusted in the event of a share combination or subdivision, share split, distribution of bonus shares or any other reclassification, reorganization or recapitalization (each, a “Recapitalization Event”), so that the holder of each Preferred A Share shall be entitled to receive, upon conversion, such number of Ordinary Shares they would have been entitled to receive following the Recapitalization Event had each Preferred A Share been converted into Ordinary Shares prior to the Recapitalization Event.

Additionally, in the event that the Company issues Additional Shares (as such term is defined in the Company’s articles of association), for a consideration per share lower than the applicable Conversion Price for Series A-4 Preferred Shares in effect immediately prior to such issuance (the “Reduced Price”), then the Conversion Price for Series A-4 Preferred Shares shall be reduced, for no additional consideration, concurrently with such issuance, to the Reduced Price.

d.	Silenseed China Minority Equityholder Rights:

The articles of association of Silenseed (China) Ltd. (the “Subsidiary’s Articles”) provide the minority shareholder, Guangzhou Sino-Israel Bio-industry Investment Fund (LLP) (“GIBF”) with the following minority shareholder protections:

a.	Conversion (“Put/Call”) Option: Either GIBF or the Company may elect that the equity rights of GIBF in the Subsidiary shall be exchanged for the most senior shares (i.e., preferred shares) of the Company, consequently turning the Subsidiary into a wholly-owned subsidiary of the Company. The number of shares to be issued to GIBF upon such exchange shall be calculated by converting the total cash amount invested by GIBF in the Subsidiary (the “Contribution Amount”), into the most senior class of shares of the Company as of May 30, 2023, based on a pre-money valuation of the Company of US$20 million on a fully diluted basis as of September 1, 2023, or later, as shall be mutually agreed between the parties.

b.	“Company Exit Event” means the consummation of: (i) an initial public offering of Company, in a stock exchange, directly or via a SPAC (or similar methods); (ii) the sale of all or substantially all of the securities or assets of the Company (or an exclusive license with respect to all or substantially all of the assets of Company); (iii) a merger or acquisition of the Company (following which existing shareholders as of immediately prior to such transaction hold less than 50% of the voting power of the surviving or acquiring entity); (iv) sale of at least 50% of the means of control or assets of the Company; (v) liquidation, dissolution or winding up of the Company; or (vi) at any time upon a party’s written notice, provided, however that the exercise of such right by the Company shall be subject to GIBF’s written consent, which shall not be unreasonably withheld.

1)	Anti-Dilution Protection: If the Subsidiary issues any additional equity rights in the Subsidiary to a third-party investor in the next two equity investment rounds of the Subsidiary, reflecting a purchase price per equity right lower than the purchase price per equity right paid by GIBF, GIBF will be issued additional equity rights of the Subsidiary for no consideration, based on a broad based weighted average formula.

2)	Registration Rights: GIBF shall be entitled to the same rights to register its equity rights in the Subsidiary as part of an IPO of the Subsidiary, as granted to Company, on a pro-rata basis.

3)	Liquidation Preference: In the event of an IPO in which the Subsidiary’s valuation is at least $200 million or an Exit Event (as defined in the Subsidiary’s Articles), GIBF shall be entitled to be paid out of the assets legally available for distribution to equity holders of the Subsidiary (the “Distributable Proceeds”), prior to any payment made to any other equity holder, an amount in cash equal to the Contribution Amount (the “Preference Amount”). Following payment of the Preference Amount, any remaining Distributable Proceeds shall be distributed among all holders of equity rights excluding GIBF, on a pro-rata basis, provided that GIBF shall have the right to waive its right to receive the Preference Amount, in which case all Distributable Proceeds shall be distributed among all equity holders of the Subsidiary on a pari passu and pro rata basis.

4)	Other rights, such as right of first refusal for GIBF to purchase the Company’s equity rights in the Subsidiary if the Company proposes to sell or receives an offer to sell its equity rights; a right of co-sale for GIBF to participate in a proposed sale of the Company’s equity rights in the Subsidiary on a pro-rata basis; a preemptive right for both investors to participate in the issuance of new securities by the Subsidiary until the consummation of an IPO or an Exit Event (as defined in the Subsidiary’s Articles).